Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, CA 91741

March 5, 2019

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”) File Nos.: 33-12213 and 811-05037 on behalf of the Becker Value Equity Fund (S000037988)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the Becker Value Equity Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated February 28, 2019, and filed electronically as Post-Effective Amendment No. 757 to the Funds’ Registration Statement on Form N-1A on February 27, 2019.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

Elaine E. Richards, Esq.
President and Secretary of the Trust